NOTE 7 - DERIVATIVE LIABILITIES (Details Narrative)	12 Months Ended
Dec. 31, 2015 USD ($)
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Loss on settlement of convertible notes	$ 2,336,035
Loss on change in derivative	$ 143,383